NET INCOME/LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
NET INCOME/LOSS PER SHARE [Abstract]
NET INCOME/LOSS PER SHARE
19. NET INCOME/LOSS PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Numerator for basic and diluted loss from continuing operations per share	(1,018,547)	(277,048)	(35,700)
Numerator for basic and diluted (loss) income from discontinued operations per share	(58,266)	340,787	-
Denominator:
Denominator for basic and diluted (loss) income per share weighted average ordinary shares outstanding	13,928,048	36,848,816	38,469,234
Basic and diluted loss per share- continuing operations	(73.13)	(7.52)	(0.93)
Basic and diluted (loss) income per share- discontinued operations	(4.18)	9.25	-

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the period. Due to the loss from continued operations for the periods, approximately 1,238,632, 1,248,873, and 672,138 share options and restricted shares were excluded from the calculation of diluted net income (loss) per share for the years ended December 31, 2014, 2015 and 2016, respectively, because the effect would be anti-dilutive.